Accumulated Other Comprehensive Income: Schedule of Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Accumulated Other Comprehensive Income (Loss)

	Unrealized Investment Gains	Accumulated Other Comprehensive Income

Balance, January 1, 2012	$ 2,687	$ 2,687

Change in unrealized holding gains, net of tax - ($1,219)	(2,264)	(2,264)
Balance, December 31, 2012	423	423

Change in unrealized holding gains, net of tax - ($105)	(154)	(154)
Balance, December 31, 2013	269	269

Change in unrealized holding gains, net of tax - ($25)	(47)	(47)
Balance, December 31, 2014	$ 222	$ 222